Stock Options (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Stock Options Tables
Fair value of each option award

	Six Months Ended February 28,
	2018	2017
Expected dividend yield	–	–
Expected stock price volatility	83.43% – 83.55%	79% - 81%
Risk-free interest rate	2.27% - 2.33%	1.95% - 2.03%
Expected term (in years)	7.67	5.00 - 7.67
Exercise price	$4.87 - $5.35	$2.71
Weighted-average grant date fair-value	$3.76 - $5.64	$1.85

	Year Ended	Year Ended
	August 31, 2017	August 31, 2016
Expected dividend yield	–	–
Expected stock price volatility	79% - 81%	82%
Risk-free interest rate	1.95% - 2.03%	2.06%
Expected term (in years)	5.00 - 7.67	7.67
Exercise price	$2.71	$3.46
Weighted-average grant date fair-value	$1.85	$2.64

Stock option activity

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2016	720,001	3.06
Grants	1,535,000	2.71
Exercises	(130,000)	2.62
Outstanding at August 31, 2017	2,125,001	2.84
Grants	1,263,000	5.25
Forfeitures	(300,000)	2.90
Exercises	(276,667)	3.30
Outstanding at February 28, 2018	2,811,334	3.87	6.79 years	5,154,075
Exercisable at February 28, 2018	215,334	4.84	8.38 years	193,975

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2015	1,267,502	2.68
Grants	65,000	3.46
Forfeitures	(55,834)	3.23
Exercises	(556,667)	2.22
Outstanding at August 31, 2016	720,001	3.06
Grants	1,535,000	2.71
Exercises	(130,000)	2.62
Outstanding at August 31, 2017	2,125,001	2.84	5.31 years	2,969,800
Exercisable at August 31, 2017	237,501	3.51	6.01 years	233,900
Available for grant at August 31, 2017	2,072,580

Share-based compensation cost

	Three Months Ended		Six Months Ended
	February 28,		February 28,
	2018	2017	2018	2017
Stock Compensation Expense:
SG&A	$181,201	$26,667	$580,676	$79,722
R&PD	178,980	11,695	293,778	57,240
Total	$360,181	$38,362	$874,454	$136,962

	Years Ended
	August 31,
	2017	2016
Stock Compensation Expense:
SG&A	$118,969	$211,406
R&D	80,630	97,357
Total	$199,599	$308,763

Stock options outstanding and exercisable

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$2.70	1,500,000	4.36	2.70	-	4.36	2.70
3.28	17,500	8.72	3.28	17,500	8.72	3.28
3.46	35,000	7.85	3.46	25,000	7.85	3.46
4.87	217,500	9.73	4.87	97,500	9.73	4.87
5.35	1,008,000	9.85	5.35	42,000	9.85	5.35
5.94	33,334	2.82	5.94	33,334	2.82	5.94
Total	2,811,334	6.79	$3.87	215,334	8.38	$4.84

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.80	5,000	5.31	$0.80	5,000	5.31	$0.80
1.40	5,000	7.30	1.40	5,000	7.30	1.40
2.50	10,000	3.60	2.50	10,000	3.60	2.50
2.70	1,500,000	5.00	2.70	-	5.00	2.70
2.90	455,000	6.41	2.90	105,000	6.41	2.90
3.28	35,000	9.21	3.28	17,500	9.21	3.28
3.46	65,000	8.35	3.46	45,000	8.35	3.46
4.98	16,667	0.52	4.98	16,667	0.52	4.98
5.94	33,334	3.32	5.94	33,334	3.32	5.94
Total	2,125,001	5.31	$2.84	237,501	6.01	$3.51